INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Disclosure of associates [text block]
The following tables set forth information about Investments in associates.

Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional Currency	U.S. Dollar
Corporate purpose
Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kind of businesses and companies related to industrial, shipping, forestry and commercial activities.

Ownership interest (%)	50.0000%
	12-31-2020	12-31-2019
Carrying amount accounted for using equity method	ThU.S.$56,314	ThU.S.$55,032

Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco’s entities.
Ownership interest (%)	20.0000%
	12-31-2020	12-31-2019
Carrying amount accounted for using equity method	ThU.S.$ 187	ThU.S.$ 172

Name	Genómica Forestal S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose
Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.

Ownership interest (%)	25.0000%
	12-31-2020	12-31-2019
Carrying amount accounted for using equity method	ThU.S.$7	ThU.S.$(2)

Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose
Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.

Ownership interest (%)	20.0000%
	12-31-2020	12-31-2019
Carrying amount accounted for using equity method	ThU.S.$1	ThU.S.$7

Name	Vale do Corisco S.A.
Country	Brazil
Functional Currency	Brazilian Real
Corporate purpose	Management of forestry activities.
Ownership interest (%)	49.0000%
	12-31-2020	12-31-2019
Carrying amount accounted for using equity method	ThU.S.$29,205	ThU.S.$38,370

Disclosure of detailed information about financial information of associates [Text Block]
Summarized Financial Information of Associates

	Assets
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
12-31-2020	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	-	114,463	4,155	3,725	1	18	122,362
Non-current	-	1	3,444	76,129	11	57	79,642
Total	-	114,464	7,599	79,854	12	75	202,004

	Liabilities
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	-	54	4,029	699	-	8	4,790
Non-current	-	-	2,634	19,554	5	39	22,232
Equity	-	114,410	936	59,601	7	28	174,982
Total	-	114,464	7,599	79,854	12	75	202,004
12-31-2020
Revenues	-	-	5,185	6,096	-	-	11,281
Expenses	-	6,910	(4,987)	(3,349)	-	(3)	(1,429)
Profit or loss (continuing operations)	-	6,910	198	2,747	-	(3)	9,852
Other comprehensive income	-	-	-	-	-	-	-
Comprehensive inc o me	-	6,910	198	2,747	-	(3)	9,852
Dividends	-	-	-	1,148	-	-	1,148

	Assets
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
12-31-2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	-	29	9,974	4,992	2	25	15,022
Non-current	-	111,896	3,436	99,943	36	19	215,330
Total	-	111,925	13,410	104,935	38	44	230,352

	Liabilities
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	-	98	10,222	965	-	9	11,294
Non-current	-	-	2,325	25,664	5	42	28,036
Equity	-	111,827	863	78,306	33	(7)	191,022
Total	-	111,925	13,410	104,935	38	44	230,352
12-31- 2 019
Revenues	42,362	-	4,769	7,220	-	-	54,351
Expenses	(42,350)	6,602	(4,803)	(3,700)	-	(2)	(44,253)
Profit or loss (continuing operations)	12	6,602	(34)	3,520	-	(2)	10,098
Other comprehensive income	7,540		-	-	-	-	7,540
Comprehensive income	7,552	6,602	(34)	3,520	-	(2)	17,638
Dividends	6,060	-	-	410	-	-	6,470

Disclosure of reconciliation of summarised financial information of associate and joint venture accounted for using equity method to carrying amount of interest in associate and joint venture [Text Block]
Reconciliation of Investment in Associates and Joint Ventures

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Opening balance as of January 1	293,118	358,053
Changes
Investment in joint ventures, additions (*)	20,129	2,741
Disposals, investment in associates and joint ventures (**)	(943)	(58,850)
Share of profit (loss) in investment in associates	4,821	7,416
Share of profit (loss) in investment in joint ventures	(2,504)	359
Dividends Received, Investments in Associates	(4,357)	(13,601)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures	8,351	(5,440)
Other increase (decrease) in investment and associates and joint ventures	(1,676)	2,440
Total changes	23,821	(64,935)
Closing balance	316,939	293,118

(*) During the period ended December 2020, Arauco Bioenegía S.A. has made four contributions to Parque Eólico Ovejera del Sur SpA, the first one for ThCLP$ 53,000 on February 01, the second for ThCLP$ 100,000 on May 15, the third for ThCLP$ 30,000 on August 18, and the fourth for ThCLP$ 90,000 on December 28. These amounts are equivalent to ThU.S.$ 354 corresponding to 213 shares.

During the first quarter of 2020, Maderas Arauco S.A. has made two contributions to E2E S.A, one for ThCLP$ 300,000 on January 29 and the second for ThCLP$ 11,700,000 on February 03. Both are equivalent to ThU.S.$ 15,022.

On July 29, 2020 Agrícola El Paque SpA was constituted. Forestal Arauco S.A. contributed with non-monetary assets for ThCLP$ 3,651,895 equivalents to ThU.S.$4,753.

(**) ThU.S.$ 56,492 account for the carrying amount of investment in Puertos y Logística S.A., which was sold on April 5, 2019.

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Carrying amount of associates accounted for using equity method	85,714	93,579
Carrying amount of joint ventures accounted for using equity method	231,225	199,539
Total investment accounted for using equity method	316,939	293,118